Intangible assets, airport concessions and goodwill - Net: (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, airport concessions and goodwill - Net:
Schedule of movements of intangible assets of airport concessions

			Foreign currency
	01/01/2018		translation		Additions (*)		Disposals transfers		12/31/2018

Concessions (Regulated Activity)	Ps.	49,423,536	Ps.	(468,600)	Ps.	105,512	Ps.	900,805	Ps.	49,961,253
Contracts assets		636,527				935,774		(900,805)		671,496
Licenses and ODC		224,442				25,229				249,671
Commercial Right’s (Unregulated Activity)		6,194,771		336,860						6,531,631
Goodwill		2,577,458		(10,093)						2,567,365
Accumulated amortization		(8,703,731)		25,080		(1,716,443)				(10,395,094)
	Ps.	50,353,003	Ps.	(116,753)	Ps.	(649,928)		—	Ps.	49,586,322

			Foreign currency
	01/01/2019		translation		Additions (**)		Disposals transfers		12/31/2019

Concessions (Regulated Activity)	Ps.	49,961,253	Ps.	(961,446)	Ps.	591,315	Ps.	995,514	Ps.	50,586,636
Contracts assets		671,496				1,236,196		(929,632)		978,060
Contractor advance						762,578		(65,882)		696,696
Licenses and ODC		249,671				30,126				279,797
Commercial Right’s (Unregulated Activity)		6,531,631		(381,902)						6,149,729
Goodwill		2,567,365								2,567,365
Accumulated amortization		(10,395,094)		33,462		(1,770,613)				(12,132,245)
	Ps.	49,586,322	Ps.	(1,309,886)	Ps.	849,602		—	Ps.	49,126,038

Schedule of allocation of goodwill for each operating segment

	December 31,
	2018 and 2019
Aerostar	Ps.	1,057,651
Airplan		1,509,714

	Ps.	2,567,365

Schedule of impairment tests on the intangible asset of the concession

Goodwill (Note 1.1)	Ps.	5,606,265
Impairment (Note 4)		(4,719,096)
	Ps.	887,169

Schedule of CGU with a significant amount of goodwill

	2018		2019
	Airplan	Aerostar	Airplan	Aerostar

Discount rate for the value in use method	10.46%	10.93%	9.66%	9.60%
Annual average of revenue, operating costs and expense growth rate	3.10%	4.14%	5.25%	4.45%
Output passenger growth rate	4.50%	2.50%	6.70%	2.50%
Level of the fair value hierarchy of value recoverable from the CGU	3	3	3	3